Themes US Infrastructure ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 1.2%
AZEK Co., Inc. (a)	140	$6,646
Cavco Industries, Inc. (a)	9	4,016
Champion Homes, Inc. (a)	60	5,286
		15,948

Financial Services - 0.0%(b)
FTAI Infrastructure, Inc.	62	450

Industrial Products - 30.5%(c)
AGCO Corp.	70	6,544
Alamo Group, Inc.	10	1,859
Argan, Inc.	12	1,644
Atkore, Inc.	40	3,338
AZZ, Inc.	26	2,130
Caterpillar, Inc.	151	54,777
Crane Co.	51	7,739
Deere & Co.	149	63,131
Donaldson Co., Inc.	121	8,149
Dover Corp.	137	25,701
Emerson Electric Co.	545	67,543
Enpro, Inc.	21	3,621
Gibraltar Industries, Inc. (a)	31	1,826
Graco, Inc.	170	14,329
Greenbrier Cos., Inc.	31	1,891
Helios Technologies, Inc.	35	1,562
IDEX Corp.	75	15,697
Janus International Group, Inc. (a)	146	1,073
Lindsay Corp.	11	1,301
Mueller Industries, Inc.	121	9,603
Oshkosh Corp.	70	6,655
SPX Technologies, Inc. (a)	46	6,694
Terex Corp.	70	3,235
Trinity Industries, Inc.	86	3,019
Valmont Industries, Inc.	21	6,440
Vontier Corp.	165	6,018
Watts Water Technologies, Inc. - Class A	30	6,099
Westinghouse Air Brake Technologies Corp.	177	33,557
Xylem, Inc./NY	245	28,425
Zurn Elkay Water Solutions Corp.	155	5,782
		399,382

Industrial Services - 40.4%(c)
AECOM	132	14,100
API Group Corp. (a)	204	7,338
Applied Industrial Technologies, Inc.	40	9,579
Arcosa, Inc.	51	4,934
Comfort Systems USA, Inc.	36	15,266
Construction Partners, Inc. - Class A (a)	45	3,981
CSX Corp.	1,755	56,634
Dycom Industries, Inc. (a)	30	5,222
EMCOR Group, Inc.	46	20,879
Enviri Corp. (a)	50	385
Everus Construction Group, Inc. (a)	51	3,353
Fastenal Co.	579	41,636
Fluor Corp. (a)	181	8,927
Granite Construction, Inc.	46	4,035
Great Lakes Dredge & Dock Corp. (a)	40	452
H&E Equipment Services, Inc.	35	1,714
Herc Holdings, Inc.	26	4,923
Jacobs Solutions, Inc.	121	16,168
MRC Global, Inc. (a)	90	1,150
MSC Industrial Direct Co., Inc. - Class A	46	3,436
MYR Group, Inc. (a)	16	2,380
Norfolk Southern Corp.	227	53,277
NV5 Global, Inc. (a)	60	1,130
Quanta Services, Inc.	147	46,459
Ryder System, Inc.	46	7,216
Sterling Infrastructure, Inc. (a)	31	5,222
Tetra Tech, Inc.	270	10,757
TopBuild Corp. (a)	30	9,340
Tutor Perini Corp. (a)	32	774
Union Pacific Corp.	255	58,151
United Rentals, Inc.	67	47,197
Verra Mobility Corp. (a)	161	3,893
WESCO International, Inc.	46	8,324
WW Grainger, Inc.	45	47,432
		525,664

Materials - 25.0%
Advanced Drainage Systems, Inc.	66	7,630
Alcoa Corp.	252	9,521
Apogee Enterprises, Inc.	21	1,500
ATI, Inc. (a)	131	7,210
Boise Cascade Co.	37	4,398
Carlisle Cos., Inc.	46	16,967
Carpenter Technology Corp.	51	8,655
Century Aluminum Co. (a)	55	1,002
Cleveland-Cliffs, Inc. (a)	501	4,709
Commercial Metals Co.	125	6,200
CRH PLC	675	62,451
Eagle Materials, Inc.	34	8,390
Kaiser Aluminum Corp.	16	1,124
Knife River Corp. (a)	56	5,692
Martin Marietta Materials, Inc.	61	31,507
MDU Resources Group, Inc.	206	3,712
Nucor Corp.	237	27,660
Owens Corning	87	14,818
Reliance, Inc.	55	14,809
Simpson Manufacturing Co., Inc.	41	6,799
Steel Dynamics, Inc.	142	16,198
Summit Materials, Inc. - Class A (a)	126	6,376
Trex Co., Inc. (a)	110	7,593
UFP Industries, Inc.	65	7,322
United States Lime & Minerals, Inc.	6	796
United States Steel Corp.	240	8,158
Vulcan Materials Co.	132	33,953
Worthington Steel, Inc.	35	1,114
		326,264

Oil & Gas - 0.1%
DNOW, Inc. (a)	111	1,444

Retail & Wholesale - Discretionary - 2.3%
BlueLinx Holdings, Inc. (a)	10	1,022
Builders FirstSource, Inc. (a)	116	16,580
Pool Corp.	37	12,614
		30,216

Utilities - 0.3%
Southwest Gas Holdings, Inc.	61	4,313
TOTAL COMMON STOCKS (Cost $1,304,464)		1,303,681

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (d)	2,634	2,634
TOTAL SHORT-TERM INVESTMENTS (Cost $2,634)		2,634

TOTAL INVESTMENTS - 100.0% (Cost $1,307,098)		1,306,315
Other Assets in Excess of Liabilities - 0.0% (e)		272
TOTAL NET ASSETS - 100.0%		$1,306,587
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes US Infrastructure ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,303,681	$–	$–	$1,303,681
Money Market Funds	2,634	–	–	2,634
Total Investments	$1,306,315	$–	$–	$1,306,315

Refer to the Schedule of Investments for further disaggregation of investment categories.